2. BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2025
Notes
2. BASIS OF PREPARATION

2.BASIS OF PREPARATION

Statement of compliance

These financial statements were approved by the Board of Directors and authorized for issue on March 31, 2026.

These financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board.

Basis of presentation

The financial statements have been prepared using the historical cost basis, except for certain financial assets and liabilities which are measured at fair value, as specified by IFRS Accounting Standards, as well as information presented in the statements of cash flows. In addition, these financial statements have been prepared using the accrual basis of accounting except for cash flow information.

Functional and presentation currency

The financial statements are presented in Canadian dollars (“CAD”), which is the Company’s functional and presentation currency. The functional currency is the currency of the primary economic environment in which an entity operates. References to “US$” or “USD” are to United States dollars.